Property, Plant And Equipment	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
7.	PROPERTY, PLANT AND EQUIPMENT

	August 31, 2022			August 31, 2021
	Cost $	Accumulated amortization $	Net book value $	Cost $	Accumulated amortization $	Net book value $
Cable and telecommunications distribution system	7,653	4,091	3,562	7,475	3,957	3,518
Digital cable terminals and modems	868	509	359	853	541	312
Satellite audio, video and data network and DTH receiving equipment	114	70	44	106	66	40
Land and buildings	646	345	301	646	318	328
Data centre infrastructure, data processing and other	669	445	224	630	419	211
Assets under construction	337	–	337	417	–	417

Property, plant and equipment excluding right-of-use assets	10,287	5,460	4,827	10,127	5,301	4,826
Right-of-use assets (note 14)	1,470	414	1,056	1,474	281	1,193

Property, plant and equipment	11,757	5,874	5,883	11,601	5,582	6,019

Changes in the net carrying amounts of property, plant and equipment for 2022 and 2021 are summarized as follows:

	August 31, 2021					August 31, 2022
	Net book value $	Additions $	Transfers $	Amortization $	Disposals and writedown $	Net book value $
Cable and telecommunications distribution system	3,518	554	129	(630)	(9)	3,562
Digital cable terminals and modems	312	234	–	(187)	–	359
Satellite audio, video and data network and DTH receiving equipment	40	17	(1)	(12)	–	44
Land and buildings	328	–	–	(27)	–	301
Data centre infrastructure, data processing and other	211	29	49	(64)	(1)	224
Assets under construction	417	99	(176)	–	(3)	337

	4,826	933	1	(920)	(13)	4,827

	August 31, 2020					August 31, 2021
	Net book value $	Additions $	Transfers $	Amortization $	Disposals and writedown $	Net book value $
Cable and telecommunications distribution system	3,490	441	215	(625)	(3)	3,518
Digital cable terminals and modems	358	146	–	(196)	4	312
Satellite audio, video and data network and DTH receiving equipment	46	8	(1)	(13)	–	40
Land and buildings	352	4	2	(29)	(1)	328
Data centre infrastructure, data processing and other	230	24	24	(52)	(15)	211
Assets under construction	420	239	(242)	–	–	417

	4,896	862	(2)	(915)	(15)	4,826

In 2022, the Company recognized a net gain of $5 (2021 – net g ain of $3) on the disposal of property, plant and equipment.